Digital Assets	12 Months Ended
Dec. 31, 2022
Disclosure of Digital Assets [Abstract]
DIGITAL ASSETS

NOTE 9: DIGITAL ASSETS

BTC transactions and the corresponding values for the years ended December 31, 2022 and December 31, 2021 were as follows:

	Year ended December 31,
	2022		2021
	Quantity	Value	Quantity	Value
Balance of digital assets including digital assets pledged as collateral as of January 1,	3,301	152,856	—	—
BTC mined*	5,167	138,985	3,453	164,393
BTC purchased	1,000	43,237	—	—
BTC exchanged for cash and services	(9,063)	(179,729)	(105)	(4,841)
BTC exchanged for long-term debt repayment	—	—	(47)	(1,546)
Realized loss on disposition of digital assets	—	(150,810)	—	(289)
Change in unrealized gain (loss) on revaluation of digital assets	—	2,166	—	(4,861)
Balance of digital assets as of December 31,	405	6,705	3,301	152,856
Less digital assets pledged as collateral as of December 31,**	(125)	(2,070)	(1,875)	(86,825)
Balance of digital assets excluding digital assets pledged as collateral as of December 31,	280	4,635	1,426	66,031

* Management estimates the fair value of BTC mined on a daily basis as the quantity of cryptocurrency received multiplied by the price quoted on Coinmarketcap on the day it was received. Management considers the prices quoted on Coinmarketcap to be a level 2 input under IFRS 13, Fair Value Measurement.

** Refer to Note 16 and 17 for details of the Company’s credit facility and long-term debt, respectively, and BTC pledged as collateral.